Segment Reporting (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting (Details) [Line Items]
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	CODM in assessing performance and deciding how to allocate resources.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer [Member]
Number of reportable segments	2
Customer Concentration Risk [Member] | Four Customers [Member] | Revenue Benchmark [Member]
Segment Reporting (Details) [Line Items]
Concentration risk, percentage	81.00%	90.00%